REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE FROM CONTRACT WITH CUSTOMERS
Schedule of disaggregated revenues

	Years Ended December 31,
	2016	2017	2018
Room revenues	4,781	5,842	6,894
Food and beverage revenues	218	249	304
Others	240	247	272
Leased and owned hotels revenue	5,239	6,338	7,470
Initial one-time franchise fee	56	59	79
On-going management and service fees	589	759	983
Central reservation system usage fees, other system maintenance and support fees	308	436	630
Reimbursements for hotel manager fees	321	371	455
Other fees	145	226	380
Manachised and franchised hotels revenue	1,419	1,851	2,527
Other revenues	31	40	66
Total revenues	6,689	8,229	10,063

Schedule of contract balances

Our contract assets are insignificant at December 31, 2017 and December 31, 2018.

	As of December 31,
	2017	2018
Current contract liabilities	943	1,005
Long-term contract liabilities	398	458
Total contract liabilities	1,341	1,463

The contract liabilities balances above, as of December 31, 2017 and 2018 were comprised of the following:

	As of December 31,
	2017	2018
Initial fees received from franchisees owners	553	674
Cash received for membership fees and not recognized as revenue	305	357
Advances received from customers	425	374
Deferred revenue related to the loyalty program	58	58
Total	1,341	1,463